Cohen & Steers Short Duration Preferred and Income Active ETF Investment Objectives and Goals - Cohen & Steers Short Duration Preferred and Income Active ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of Cohen & Steers Short Duration Preferred and Income Active ETF (the “Fund”) is to seek total return, consisting of high current income and capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital preservation.